Income Taxes (Details 2)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Notional U.K. rate applied for reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate
Provision (benefit) for income taxes at corporation tax rate (as a percent)	24.00%	26.00%	28.00%
Adjustment in respect of prior years (as a percent)	(8.40%)	1.80%	(2.40%)
Other nondeductible expenses (as a percent)	0.10%	(0.30%)
Research and development tax credits (as a percent)	(26.20%)	(13.60%)	(0.30%)
Effect of change in U.K. tax rate (as a percent)	6.80%	3.30%
Tax differentials on foreign income (as a percent)	(3.90%)	(2.20%)	(7.80%)
Other valuation allowances (as a percent)	1.40%	2.20%	(29.80%)
Movement in unrecognized tax benefits (as a percent)	3.90%	(7.10%)	(0.60%)
Provision (benefit) for income taxes (as a percent)	(2.30%)	10.10%	(12.90%)
Additional disclosures
Percentage of benefit in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008			18.50%
Percentage of benefit in respect of remaining valuation allowance related to U.K. deferred tax assets released			11.30%
Enacted U.K. corporation tax rate (as a percent)	24.00%	26.00%	27.00%	28.00%
Rate at which deferred tax asset is calculated (as a percent)	23.00%
Forecast
Additional disclosures
Enacted U.K. corporation tax rate (as a percent)	23.00%